Adasina Social Justice All Cap Global ETF
Schedule of Investments
as of November 30, 2023 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Advertising - 1.0%
Focus Media Information Technology Co. Ltd. - Class A	129,300	$118,586
The Interpublic Group of Companies, Inc.(a)	43,650	1,341,801
		1,460,387

Agriculture - 0.0%(b)
GrainCorp Ltd. - Class A	5,921	29,955

Apparel - 0.1%
Eclat Textile Co. Ltd.	1,792	34,016
Feng TAY Enterprise Co. Ltd.	5,109	30,010
On Holding AG - Class A(a)(c)	1,043	30,257
Samsonite International SA(c)	14,780	43,146
		137,429

Auto Manufacturers - 0.5%
Great Wall Motor Co. Ltd. - Class H	460,249	663,534
Tofas Turk Otomobil Fabrikasi AS	5,106	42,208
		705,742

Auto Parts & Equipment - 1.0%
Denso Corp.	66,486	1,040,678
Fox Factory Holding Corp.(c)	710	44,382
Gentherm, Inc.(c)	2,208	101,391
Hanon Systems	7,919	44,501
Huayu Automotive Systems Co. Ltd. - Class A	23,800	58,074
Methode Electronics, Inc.	4,899	116,254
Visteon Corp.(c)	335	39,754
Vitesco Technologies Group AG(c)	281	28,682
		1,473,716

Banks - 2.3%
1st Source Corp.	1,476	71,335
Akbank TAS	39,428	45,971
Associated Banc-Corp.	2,058	36,509
Bank Central Asia Tbk PT	82,756	47,888
Bank of Changsha Co. Ltd. - Class A	29,700	28,280
BankUnited, Inc.	3,242	89,446
Banner Corp.	1,960	88,473
Banque Cantonale Vaudoise(c)	618	75,833
BDO Unibank, Inc.	18,187	43,755
BOC Hong Kong Holdings Ltd.	81,713	218,660
Cembra Money Bank AG	413	31,181
Columbia Banking System, Inc.	1,967	44,120
Computershare Ltd.	11,671	182,705
Credicorp Ltd.	1,167	146,494
Cullen/Frost Bankers, Inc.(a)	304	29,880
East West Bancorp, Inc.	1,176	73,994
FinecoBank Banca Fineco SpA	4,773	64,394
First Interstate BancSystem, Inc. - Class A	1,377	35,651
First Merchants Corp.	2,860	87,716
Glacier Bancorp, Inc.(a)	1,054	35,446
Grupo Financiero Inbursa SAB de CV(c)	20,941	51,353
Hang Seng Bank Ltd.	2,917	32,306
Laurentian Bank of Canada	2,267	43,222
Live Oak Bancshares, Inc.	1,311	44,050
Malayan Banking Bhd	346,428	667,652
NBT Bancorp, Inc.(a)	1,824	64,807
NU Holdings Ltd./Cayman Islands - Class A(c)	6,459	52,576
Popular, Inc.	400	29,516
Prosperity Bancshares, Inc.	1,286	77,559
Renasant Corp.	2,668	72,676
S&T Bancorp, Inc.	2,828	79,156
Sandy Spring Bancorp, Inc.	2,176	47,916
SouthState Corp.(a)	558	41,320
SpareBank 1 SR-Bank ASA	4,376	48,231
Stock Yards Bancorp, Inc.	1,281	56,518
The Shanghai Commercial & Savings Bank Ltd.	40,168	57,989
Triumph Financial, Inc.(c)	1,069	72,553
Valiant Holding AG	348	37,700
Valley National Bancorp	3,197	29,093
Webster Financial Corp.	1,946	87,278
Westamerica BanCorp	1,488	75,456
Western Alliance Bancorp	596	30,527
Yapi ve Kredi Bankasi AS	70,229	46,735
		3,323,920

Beverages - 1.2%
Anheuser-Busch InBev SA/NV - ADR	13,924	876,237
Asahi Group Holdings Ltd.	6,251	230,657
Becle SAB de CV	15,655	26,513
Britvic PLC	11,021	116,221
Hebei Yangyuan Zhihui Beverage Co. Ltd. - Class A	9,200	29,067
JDE Peet's NV	14,222	382,042
Remy Cointreau SA	435	51,853
Royal Unibrew A/S	653	42,268
		1,754,858

Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc.(c)	826	138,975
Argenx SE(c)	114	50,674
Biohaven Ltd.(c)	911	30,355
BioMarin Pharmaceutical, Inc.(c)	5,269	479,902
Exelixis, Inc.(c)	4,758	103,772
Genmab A/S(c)	114	36,053
Guardant Health, Inc.(c)	1,173	29,524
Halozyme Therapeutics, Inc.(c)	717	27,683
Innoviva, Inc.(a)(c)	3,362	46,564
Insmed, Inc.(c)	1,209	30,249
Intellia Therapeutics, Inc.(c)	968	28,682
Ionis Pharmaceuticals, Inc.(c)	581	28,742
Ligand Pharmaceuticals, Inc.(c)	429	25,015
Omniab, Inc. - $12.50 Earnout(c)(d)	119	0
Omniab, Inc. - $15.00 Earnout(c)(d)	119	0
REGENXBIO, Inc.(c)	1,829	35,702
Rocket Pharmaceuticals, Inc.(c)	1,464	34,155
Royalty Pharma PLC - Class A	24,379	659,939
Sarepta Therapeutics, Inc.(a)(c)	1,273	103,469
Xencor, Inc.(c)	1,916	35,139
		1,924,594

Building Materials - 1.1%
Boise Cascade Co.(a)	651	71,154
JELD-WEN Holding, Inc.(c)	4,667	74,579
Lennox International, Inc.(a)	2,833	1,152,068
Lixil Corp.	4,600	56,179
Masterbrand, Inc.(c)	5,345	71,730
SPX Technologies, Inc.(c)	665	56,731
TOTO Ltd.	1,241	31,874
Trex Co., Inc.(a)(c)	1,060	74,486
		1,588,801

Chemicals - 1.6%
Asahi Kasei Corp.	31,742	220,402
Axalta Coating Systems Ltd.(c)	7,332	230,738
DIC Corp.	2,061	33,926
Eternal Materials Co. Ltd.	24,720	23,422
HB Fuller Co.	2,281	172,626
Kansai Paint Co. Ltd.	2,912	44,359
Nippon Paint Holdings Co. Ltd.	37,223	278,099
Nitto Denko Corp.	1,480	105,267
Quaker Chemical Corp.	552	98,692
Sensient Technologies Corp.	2,248	130,249
Symrise AG	8,428	949,002
Zeon Corp.	3,092	28,738
		2,315,520

Commercial Services - 6.0%
Adyen NV(c)	24	28,046
Amadeus IT Group SA	8,899	609,961
Ashtead Group PLC	2,953	178,058
Automatic Data Processing, Inc.	10,562	2,428,415
Boyd Group Services, Inc.	423	80,722
Brambles Ltd.	91,165	806,362
CBIZ, Inc.(c)	1,239	71,726
Cimpress PLC(c)	605	42,646
Deluxe Corp.(a)	5,671	103,723
Dun & Bradstreet Holdings, Inc.	6,144	65,065
Element Fleet Management Corp.	8,147	131,352
Euronet Worldwide, Inc.(c)	1,341	116,962
EVERTEC, Inc.	1,330	49,171
Experian PLC	1,287	47,298
Gartner, Inc.(c)	3,786	1,646,304
Green Dot Corp. - Class A(c)	5,924	47,510
Huron Consulting Group, Inc.(c)	714	74,377
Insperity, Inc.	646	73,483
ISS A/S	2,907	50,200
Korn Ferry	1,914	99,030
Localiza Rent a Car SA	9,927	120,479
Medifast, Inc.(a)	750	49,785
Moody's Corp.	2,925	1,067,508
Pagegroup PLC	7,591	42,937
Paylocity Holding Corp.(c)	317	49,664
Persol Holdings Co. Ltd.	17,110	29,490
Recruit Holdings Co. Ltd.	3,474	129,363
Robert Half, Inc.	1,905	156,172
TOPPAN Holdings, Inc.	1,259	29,500
TriNet Group, Inc.(a)(c)	513	59,472
WEX, Inc.(a)(c)	989	174,638
WillScot Mobile Mini Holdings Corp.(c)	2,610	108,889
		8,768,308

Computers - 3.3%
Bechtle AG	862	42,775
Bytes Technology Group PLC	4,240	28,958
CANCOM SE	956	28,664
Compal Electronics, Inc.	43,777	43,301
Crowdstrike Holdings, Inc. - Class A(c)	294	69,675
CyberArk Software Ltd.(c)	227	45,234
ExlService Holdings, Inc.(c)	2,040	57,875
Genpact Ltd.	4,347	147,624
Insight Enterprises, Inc.(a)(c)	577	87,369
Logitech International SA	1,501	131,604
NetApp, Inc.	28,499	2,604,524
Netcompany Group A/S	873	27,967
Nomura Research Institute Ltd.	2,271	63,782
Obic Co. Ltd.	290	44,520
Otsuka Corp.	980	40,006
Pure Storage, Inc. - Class A(c)	28,220	940,008
Qualys, Inc.(a)(c)	355	65,618
Quanta Computer, Inc.	22,554	146,557
Rapid7, Inc.(a)(c)	640	34,656
Tenable Holdings, Inc.(c)	1,063	43,998
TietoEVRY Oyj	3,953	86,866
Varonis Systems, Inc.(c)	1,164	48,760
		4,830,341

Cosmetics & Personal Care - 0.9%
Amorepacific Corp.	315	31,570
Haleon PLC	169,653	708,855
LG H&H Co. Ltd.	172	44,462
Unicharm Corp.	14,709	473,900
		1,258,787

Distribution & Wholesale - 2.8%
Bossard Holding AG - Class A	123	28,234
Core & Main, Inc. - Class A(c)	2,473	86,629
Ferguson PLC	6,132	1,050,657
Inchcape PLC	4,836	38,753
OPENLANE, Inc.(c)	6,607	96,594
Pool Corp.(a)	2,764	959,993
Resideo Technologies, Inc.(c)	4,421	72,637
ScanSource, Inc.(c)	3,329	111,288
SiteOne Landscape Supply, Inc.(c)	614	86,463
W.W. Grainger, Inc.	1,769	1,390,771
WESCO International, Inc.	546	85,094
		4,007,113

Diversified Financial Services - 8.1%
Affiliated Managers Group, Inc.	1,326	179,739
Air Lease Corp.	4,300	166,797
Anima Holding SpA	13,032	55,142
Artisan Partners Asset Management, Inc. - Class A(a)	4,279	161,104
B3 SA - Brasil Bolsa Balcao	40,460	109,758
Banca IFIS SpA	1,658	28,402
Brightsphere Investment Group, Inc.	4,962	86,587
Capitec Bank Holdings Ltd.	1,009	104,399
CBOE Global Markets, Inc.	3,471	632,381
Columbia Financial, Inc.(c)	2,579	42,425
CTBC Financial Holding Co. Ltd.	50,695	44,382
Deutsche Boerse AG	866	164,694
E.Sun Financial Holding Co. Ltd.	48,582	39,811
Euronext NV	674	56,037
First Financial Holding Co. Ltd.	54,078	47,950
First National Financial Corp.	4,301	116,578
Fubon Financial Holding Co. Ltd.	21,413	44,142
GF Securities Co. Ltd. - Class H	167,341	209,329
Hua Nan Financial Holdings Co. Ltd.	125,515	89,395
IG Group Holdings PLC	5,455	47,235
IGM Financial, Inc.	10,510	261,151
Japan Exchange Group, Inc.	3,584	73,190
Korea Investment Holdings Co. Ltd.	1,656	76,886
London Stock Exchange Group PLC	3,554	400,699
Mastercard, Inc. - Class A	7,333	3,034,616
Mitsubishi HC Capital, Inc.	13,772	89,841
Nasdaq, Inc.	23,093	1,289,513
Pagseguro Digital Ltd. - Class A(c)	2,760	27,821
Qifu Technology, Inc. - ADR	1,835	28,479
Radian Group, Inc.	4,246	109,165
Samsung Card Co. Ltd.	8,815	225,474
Singapore Exchange Ltd.	10,041	70,948
Taishin Financial Holding Co. Ltd.	75,918	44,472
Taiwan Cooperative Financial Holding Co. Ltd.	46,066	39,740
Tamburi Investment Partners SpA	4,659	43,616
TMX Group Ltd.	10,102	218,305
Virtus Investment Partners, Inc.	958	187,404
Visa, Inc. - Class A(a)	11,468	2,943,607
Yuanta Financial Holding Co. Ltd.	200,491	166,862
		11,758,076

Electric - 2.3%
Auren Energia SA	64,924	192,577
Hydro One Ltd.	112,126	3,119,366
		3,311,943

Electrical Components & Equipment - 0.2%
Belden, Inc.	1,498	99,527
EnerSys	1,532	135,551
L&F Co. Ltd.	226	30,883
Novanta, Inc.(c)	452	65,287
		331,248

Electronics - 1.4%
Allegion PLC	2,330	247,189
Anritsu Corp.	3,406	29,571
AT&S Austria Technologie & Systemtechnik AG	1,063	28,671
Avnet, Inc.	1,853	86,646
Mettler-Toledo International, Inc.(c)	742	810,212
MINEBEA MITSUMI, Inc.	2,810	53,469
Nidec Corp.	9,030	342,300
nVent Electric PLC	1,747	93,028
Oxford Instruments PLC	1,045	27,980
RS Group PLC	3,092	29,256
Shenzhen Inovance Technology Co. Ltd. - Class A	3,700	34,251
Shimadzu Corp.	1,821	47,239
Spectris PLC	1,358	57,953
Synnex Technology International Corp.	19,667	43,376
Venture Corp. Ltd.	4,562	42,831
WPG Holdings Ltd.	31,837	79,082
Yageo Corp.	1,568	30,165
		2,083,219

Energy - Alternate Sources - 0.1%
Encavis AG	1,965	29,287
Landis+Gyr Group AG	345	29,122
Nordex SE(c)	2,632	29,191
Scatec ASA	6,590	43,806
Shoals Technologies Group, Inc. - Class A(c)	3,020	41,827
United Renewable Energy Co. Ltd.	41,525	19,673
		192,906

Engineering & Construction - 0.5%
Comfort Systems USA, Inc.	411	79,561
Continental Holdings Corp.	33,062	29,421
CTCI Corp.	20,617	28,939
Dycom Industries, Inc.(c)	581	60,348
Frontdoor, Inc.(c)	2,560	87,885
Grupo Aeroportuario del Pacifico SAB de CV - Class B	3,030	46,257
INFRONEER Holdings, Inc.	2,750	29,047
Japan Airport Terminal Co. Ltd.	649	28,535
Kajima Corp.	3,679	58,147
Nishimatsu Construction Co. Ltd.	1,147	30,367
Shimizu Corp.	6,115	40,189
SPIE SA	1,502	43,986
TopBuild Corp.(c)	396	117,130
		679,812

Entertainment - 0.7%
Betsson AB - Class B	2,967	30,891
Flutter Entertainment PLC(c)	392	61,386
HYBE Co. Ltd.(c)	225	37,583
IMAX Corp.(c)	2,675	42,666
International Game Technology PLC	3,749	100,211
Light & Wonder, Inc.(c)	1,766	156,150
OPAP SA	5,479	87,878
The Lottery Corp. Ltd.	38,325	116,893
Universal Music Group NV	12,295	325,180
		958,838

Environmental Control - 0.0%(b)
Sweco AB(c)	3,636	43,616

Food - 2.7%
Axfood AB	2,874	71,748
Calbee, Inc.	2,866	53,681
Ezaki Glico Co. Ltd.	5,302	146,291
Grocery Outlet Holding Corp.(c)	14,244	401,823
Grupo Comercial Chedraui SA de CV	4,921	28,929
Kesko Oyj - Class B	7,368	141,128
Kewpie Corp.	25,604	446,838
Lancaster Colony Corp.	2,463	408,612
Megmilk Snow Brand Co. Ltd.	10,083	147,526
METRO AG(c)	6,503	43,601
Nippn Corp.	34,271	527,157
Nissin Foods Holdings Co. Ltd.	4,858	481,906
Nomad Foods Ltd.(c)	3,622	58,495
Ocado Group PLC(c)	3,842	29,183
Premier Foods PLC	17,629	28,656
The Hain Celestial Group, Inc.(c)	3,924	41,477
The North West Co., Inc.	3,305	87,192
Yamazaki Baking Co. Ltd.	37,713	825,255
		3,969,498

Hand & Machine Tools - 1.9%
DMG Mori Co. Ltd.	1,626	29,218
Enerpac Tool Group Corp.	4,049	110,538
Konecranes Oyj	1,487	58,895
Makita Corp.	1,697	45,044
MSA Safety, Inc.(a)	880	153,243
Snap-on, Inc.	7,754	2,129,946
Techtronic Industries Co. Ltd.	16,565	168,189
		2,695,073

Healthcare - Products - 5.6%
Andon Health Co. Ltd. - Class A	5,400	28,019
Bio-Techne Corp.	5,100	320,790
China Medical System Holdings Ltd.	15,262	29,350
Cochlear Ltd.	1,617	292,741
CONMED Corp.(a)	630	67,580
ConvaTec Group PLC	15,228	43,337
Danaher Corp.	9,404	2,100,007
Demant A/S(c)	691	29,367
EBOS Group Ltd.	1,310	29,937
Elekta AB - Class B	3,376	26,354
Embecta Corp.	1,111	20,376
Enovis Corp.(c)	1,738	85,961
Envista Holdings Corp.(c)	3,368	76,420
GE HealthCare Technologies, Inc.	9,347	639,896
Glaukos Corp.(a)(c)	729	46,576
Haemonetics Corp.(c)	740	59,844
Inari Medical, Inc.(c)	487	29,069
Inspire Medical Systems, Inc.(a)(c)	152	22,087
Integer Holdings Corp.(a)(c)	555	48,407
Intuitive Surgical, Inc.(c)	4,295	1,335,058
Lantheus Holdings, Inc.(a)(c)	520	37,242
Masimo Corp.(c)	652	61,132
Merit Medical Systems, Inc.(c)	927	66,336
Nevro Corp.(c)	1,961	33,965
Pacific Biosciences of California, Inc.(c)	3,502	29,697
QuidelOrtho Corp.(c)	637	43,781
Repligen Corp.(c)	452	71,077
Shockwave Medical, Inc.(c)	500	87,275
Smith & Nephew PLC	18,315	237,308
Straumann Holding AG	335	46,327
Sysmex Corp.	854	47,259
The Cooper Company, Inc.	2,439	821,748
Varex Imaging Corp.(c)	3,458	65,183
Waters Corp.(c)	1,994	559,536
West Pharmaceutical Services, Inc.	1,750	613,830
		8,152,872

Healthcare - Services - 0.9%
Bangkok Dusit Medical Services PCL	64,010	47,765
Bumrungrad Hospital PCL	7,072	44,831
Eurofins Scientific SE(c)	6,786	395,087
Genscript Biotech Corp.(c)	10,651	29,593
Medpace Holdings, Inc.(c)	269	72,824
Rede D'Or Sao Luiz SA	46,479	250,665
Select Medical Holdings Corp.	3,737	84,456
WuXi AppTec Co. Ltd. - Class H	28,659	335,749
		1,260,970

Home Builders - 0.3%
Iida Group Holdings Co. Ltd.	2,816	42,097
Installed Building Products, Inc.	569	85,640
MDC Holdings, Inc.(a)	2,619	115,917
Sekisui House Ltd.	2,147	43,990
Tri Pointe Homes, Inc.(c)	3,002	87,598
		375,242

Home Furnishings - 0.1%
Dolby Laboratories, Inc. - Class A	2,417	208,176

Household Products & Wares - 1.1%
Henkel AG & Co. KGaA	22,452	1,569,786
Shenzhen Fuanna Bedding and Furnishing Co. Ltd. - Class A	23,800	30,138
		1,599,924

Insurance - 8.1%
Aflac, Inc.	31,734	2,624,718
Ageas SA/NV	1,066	45,920
AIA Group Ltd.	32,703	282,215
American Equity Investment Life Holding Co.(a)	761	41,977
Aon PLC - Class A	4,039	1,326,771
Arch Capital Group Ltd.(c)	9,891	827,778
ASR Nederland NV	710	32,746
Assured Guaranty Ltd.	637	43,259
Baloise Holding AG	572	88,081
Brighthouse Financial, Inc.(c)	1,752	91,157
Brown & Brown, Inc.	9,681	723,558
Challenger Ltd.	7,577	29,842
CNO Financial Group, Inc.	2,748	72,822
Dai-ichi Life Holdings, Inc.	3,266	68,066
DB Insurance Co. Ltd.	620	40,223
Definity Financial Corp.	2,852	77,766
Employers Holdings, Inc.	2,645	101,330
Gjensidige Forsikring ASA	8,455	142,841
Horace Mann Educators Corp.	2,512	84,052
Hyundai Marine & Fire Insurance Co. Ltd.	1,260	30,471
iA Financial Corp., Inc.	1,909	127,576
Insurance Australia Group Ltd.	27,311	107,565
Intact Financial Corp.	10,543	1,635,279
Jackson Financial, Inc. - Class A(a)	1,862	88,873
Kinsale Capital Group, Inc.	119	41,662
Lincoln National Corp.	5,127	121,920
MGIC Investment Corp.	9,152	160,984
nib holdings Ltd./Australia	13,670	68,704
Palomar Holdings, Inc.(c)	978	57,223
Phoenix Group Holdings PLC	19,948	117,478
ProAssurance Corp.	5,916	73,181
Reinsurance Group of America, Inc.	709	115,610
Safety Insurance Group, Inc.	1,326	102,009
Sampo Oyj - Class A	1,012	44,333
Selective Insurance Group, Inc.	459	46,676
Steadfast Group Ltd.	15,809	59,119
Storebrand ASA	10,027	86,793
Suncorp Group Ltd.	5,271	48,824
Talanx AG	1,470	106,820
The Hanover Insurance Group, Inc.	539	66,998
The Progressive Corp.	5,211	854,759
Tryg A/S	2,010	43,447
Willis Towers Watson PLC	3,305	814,022
ZhongAn Online P&C Insurance Co. Ltd. - Class H(c)	11,277	28,444
		11,793,892

Internet - 4.5%
Auto Trader Group PLC	9,420	86,434
CAR Group Ltd.	3,018	55,590
CDW Corp.	9,079	1,914,580
CyberAgent, Inc.	5,413	32,756
Delivery Hero SE(c)	832	26,421
Full Truck Alliance Co. Ltd. - Class A - ADR(c)	3,725	27,900
iQIYI, Inc. - Class A - ADR(c)	6,132	27,533
LY Corp.	63,161	183,969
M3, Inc.	7,013	116,010
Magnite, Inc.(c)	2,623	21,194
Moneysupermarket.com Group PLC	8,242	28,422
NAVER Corp.	2,337	376,776
NCSoft Corp.	141	28,634
Palo Alto Networks, Inc.(c)	2,783	821,235
Perficient, Inc.(c)	801	49,566
Q2 Holdings, Inc.(a)(c)	2,515	89,333
Reply SpA	250	29,241
Rightmove PLC	9,530	65,703
Scout24 SE	1,215	84,844
SEEK Ltd.	1,941	30,733
TechTarget, Inc.(c)	1,716	50,794
United Internet AG	1,309	29,365
VeriSign, Inc.(c)	10,576	2,244,226
Wix.com Ltd.(c)	306	31,059
Ziff Davis, Inc.(a)(c)	1,644	104,920
		6,557,238

Investment Companies - 0.1%
EXOR NV	491	47,840
Groupe Bruxelles Lambert NV	576	45,690
Kinnevik AB - Class B(c)	3,247	30,348
Sofina SA	213	47,457
		171,335

Leisure Time - 0.2%
Giant Manufacturing Co. Ltd.	5,232	31,821
Shimano, Inc.	353	54,335
Yamaha Corp.	930	21,772
YETI Holdings, Inc.(c)	2,627	112,015
		219,943

Lodging - 0.3%
Boyd Gaming Corp.	3,914	231,122
Dalata Hotel Group PLC	6,310	28,365
Whitbread PLC	3,298	129,053
		388,540

Machinery - Construction & Mining - 0.0%(b)
Vertiv Holdings Co. - Class A	660	28,816

Machinery - Diversified - 3.7%
ATS Corp.(c)	1,485	58,498
Beijer Ref AB - Class A	2,047	22,680
Cognex Corp.	2,212	83,392
Daifuku Co. Ltd.	1,842	34,676
Deutz AG	6,127	29,014
Esab Corp.	761	58,711
FANUC Corp.	1,575	43,830
Graco, Inc.	27,585	2,228,317
Haitian International Holdings Ltd.	11,526	29,367
Husqvarna AB - Class B	6,131	46,877
Komax Holding AG	129	28,662
Kone Oyj - Class B	7,717	343,450
Krones AG	249	28,146
Nabtesco Corp.	1,574	29,466
Tennant Co.	2,163	185,196
The Toro Co.	342	28,386
WEG SA	65,034	450,942
Xylem, Inc.	16,395	1,723,606
		5,453,216

Media - 0.5%
Cable One, Inc.	43	22,879
Cogeco Communications, Inc.	1,932	74,225
FactSet Research Systems, Inc.	104	47,160
Informa PLC	29,932	281,541
Schibsted ASA - Class A	1,784	44,042
Sirius XM Holdings, Inc.(a)	32,767	153,350
The New York Times Co. - Class A	1,906	89,563
Wolters Kluwer NV	346	47,681
		760,441

Metal Fabricate & Hardware - 0.6%
AZZ, Inc.	4,393	216,004
Catcher Technology Co. Ltd.	11,432	71,175
Lindab International AB	1,559	28,312
MISUMI Group, Inc.	2,459	39,920
Mueller Industries, Inc.(a)	1,228	50,999
NSK Ltd.	5,500	28,837
Proto Labs, Inc.(a)(c)	3,211	116,238
Reliance Worldwide Corp. Ltd.	17,699	45,064
Standex International Corp.	1,056	141,314
VAT Group AG	120	56,098
Zhejiang Sanhua Intelligent Controls Co. Ltd. - Class A	8,300	33,661
		827,622

Miscellaneous Manufacturers - 0.5%
Airtac International Group	828	28,757
Diploma PLC	1,016	43,088
Enpro Industries, Inc.	455	58,436
Fabrinet(c)	190	30,761
Federal Signal Corp.(a)	1,060	73,076
Hillenbrand, Inc.	1,904	73,761
Indutrade AB	2,871	63,016
Knorr-Bremse AG	4,960	311,180
Stadler Rail AG	1,604	59,803
Volution Group PLC	5,759	28,769
		770,647

Office & Business Equipment - 0.0%(b)
Ricoh Co. Ltd.	3,568	29,131
Seiko Epson Corp.	1,969	29,275
		58,406

Office Furnishings - 0.0%(b)
Steelcase, Inc. - Class A	4,733	58,263

Packaging & Containers - 0.5%
AptarGroup, Inc.	1,500	190,334
Huhtamaki Oyj	1,955	75,853
Sealed Air Corp.(a)	4,441	148,241
SIG Group AG	3,038	71,412
Sonoco Products Co.	3,163	174,471
TriMas Corp.	4,833	123,870
		784,181

Pharmaceuticals - 4.2%
Agios Pharmaceuticals, Inc.(c)	2,882	64,067
Amplifon SpA	1,404	43,705
Aspen Pharmacare Holdings Ltd.	7,595	74,199
AstraZeneca PLC	16,255	2,083,731
Celltrion, Inc.	2,339	295,332
Dechra Pharmaceuticals PLC	736	35,630
Hikma Pharmaceuticals PLC	2,760	60,220
Huadong Medicine Co. Ltd. - Class A	5,100	29,173
Imeik Technology Development Co. Ltd. - Class A	700	29,895
Ironwood Pharmaceuticals, Inc.(c)	3,655	36,185
Kalbe Farma Tbk PT	223,780	23,301
Neurocrine Biosciences, Inc.(c)	3,724	434,181
Option Care Health, Inc.(c)	2,427	72,203
Orion Oyj - Class B	1,428	56,777
Otsuka Holdings Co. Ltd.	12,277	472,444
Pacira BioSciences, Inc.(c)	2,132	58,161
Prestige Consumer Healthcare, Inc.(c)	781	44,790
Recordati Industria Chimica e Farmaceutica SpA	1,714	82,604
Richter Gedeon Nyrt	1,780	44,849
Shionogi & Co. Ltd.	933	44,039
Supernus Pharmaceuticals, Inc.(c)	2,071	56,435
Takeda Pharmaceutical Co. Ltd.	64,665	1,821,826
UCB SA	1,014	75,056
Yuhan Corp.	621	29,506
		6,068,309

Private Equity - 0.2%
3i Group PLC	3,799	107,344
EQT AB	1,394	32,925
Intermediate Capital Group PLC	3,558	70,447
		210,716

Real Estate - 0.4%
Anywhere Real Estate, Inc.(c)	12,648	68,046
Farglory Land Development Co. Ltd.	14,053	26,271
PEXA Group Ltd.(c)	3,582	28,453
REA Group Ltd.	3,398	349,785
Tokyu Fudosan Holdings Corp.	20,921	129,346
		601,901

Retail - 1.8%
B&M European Value Retail SA	10,151	73,711
BJ's Wholesale Club Holdings, Inc.(c)	438	28,286
Cosmos Pharmaceutical Corp.	274	29,006
CP ALL PCL	62,127	91,837
Eagers Automotive Ltd.	3,275	29,076
EDION Corp.	52,118	523,524
El Puerto de Liverpool SAB de CV	7,957	46,465
Europris ASA	14,349	95,316
F&F Co. Ltd.	437	29,096
Freshpet, Inc.(c)	627	44,486
GMS, Inc.(c)	1,064	71,969
Hotai Motor Co. Ltd.	4,841	110,023
Hotel Shilla Co. Ltd.	867	44,084
JUMBO SA	1,072	28,118
Marui Group Co. Ltd.	2,840	45,423
MatsukiyoCocokara & Co.	3,222	55,652
MR DIY Group M Bhd	72,462	23,794
MSC Industrial Direct Co., Inc. - Class A	2,197	214,032
National Vision Holdings, Inc.(c)	3,772	69,593
Nitori Holdings Co. Ltd.	1,142	131,786
Pan Pacific International Holdings Corp.	4,780	103,596
Pandora A/S	545	73,713
Pepco Group NV(c)	6,420	36,523
Pepkor Holdings Ltd.	75,533	74,218
President Chain Store Corp.	23,729	204,704
Raia Drogasil SA	13,208	75,382
Reece Ltd.	2,608	33,443
Seria Co. Ltd.	2,337	37,845
Sundrug Co. Ltd.	1,279	38,716
Topsports International Holdings Ltd.	45,913	37,329
Welcia Holdings Co. Ltd.	2,635	46,057
Zensho Holdings Co. Ltd.	504	28,003
		2,574,806

Savings & Loans - 0.1%
Northwest Bancshares, Inc.	7,262	80,899

Semiconductors - 3.3%
Ambarella, Inc.(c)	869	51,019
Amkor Technology, Inc.	1,841	51,861
ASE Technology Holding Co. Ltd.	232,887	954,211
ASM International NV	291	149,451
Axcelis Technologies, Inc.(c)	230	28,584
Cirrus Logic, Inc.(c)	578	43,876
Disco Corp.	1,643	356,640
FormFactor, Inc.(c)	775	29,125
IPG Photonics Corp.(c)	821	78,618
Kulicke & Soffa Industries, Inc.	582	29,985
MediaTek, Inc.	28,469	861,178
Novatek Microelectronics Corp.	2,108	34,481
NXP Semiconductors NV	9,147	1,866,720
Power Integrations, Inc.(a)	707	54,022
Rambus, Inc.(c)	428	28,963
Rohm Co. Ltd.	2,620	50,075
Silicon Laboratories, Inc.(c)	321	33,824
Will Semiconductor Co. Ltd. Shanghai - Class A	9,900	150,272
		4,852,905

Software - 13.2%
ACI Worldwide, Inc.(c)	1,362	36,420
Adeia, Inc.	4,746	43,616
Adobe, Inc.(c)	4,228	2,583,349
Akamai Technologies, Inc.(c)	8,347	964,329
ANSYS, Inc.(c)	3,923	1,150,851
Asana, Inc. - Class A(c)	2,166	45,508
Autodesk, Inc.(c)	6,106	1,333,734
Box, Inc. - Class A(a)(c)	2,830	74,061
Broadridge Financial Solutions, Inc.	5,877	1,139,080
Cadence Design Systems, Inc.(c)	5,106	1,395,317
CommVault Systems, Inc.(c)	798	58,717
CSG Systems International, Inc.	2,321	114,170
DocuSign, Inc.(c)	1,184	51,030
Dynatrace, Inc.(c)	8,213	439,806
E2open Parent Holdings, Inc.(c)	11,368	41,380
Electronic Arts, Inc.	11,486	1,585,183
Evolent Health, Inc. - Class A(c)	3,411	94,826
GFT Technologies SE	825	29,075
Gitlab, Inc. - Class A(c)	943	45,585
HashiCorp, Inc. - Class A(c)	2,756	59,034
HubSpot, Inc.(c)	793	391,686
Jack Henry & Associates, Inc.	307	48,718
Kahoot! ASA(c)	8,865	29,065
Kinaxis, Inc.(c)	340	37,866
Kingdee International Software Group Co. Ltd.	19,218	26,722
Manhattan Associates, Inc.(c)	391	87,213
Monday.com Ltd.(c)	245	44,061
MongoDB, Inc.(a)(c)	591	245,702
MSCI, Inc.	1,206	628,145
Nemetschek SE	381	33,273
Phreesia, Inc.(c)	2,853	43,965
Privia Health Group, Inc.(c)	1,310	27,065
Progress Software Corp.(a)	757	40,772
PROS Holdings, Inc.(c)	1,619	59,174
PTC, Inc.(c)	7,641	1,202,388
Roper Technologies, Inc.	4,887	2,630,427
Smartsheet, Inc. - Class A(c)	618	26,191
Splunk, Inc.(c)	3,868	586,157
SPS Commerce, Inc.(c)	334	57,542
SS&C Technologies Holdings, Inc.	9,751	548,591
SUSE SA(d)	2,113	25,107
Temenos AG	525	44,690
Teradata Corp.(c)	2,177	102,863
The Descartes Systems Group, Inc.(c)	1,176	95,599
Veeva Systems, Inc. - Class A(c)	4,559	794,679
WiseTech Global Ltd.	941	41,679
Workiva, Inc. - Class A(c)	777	74,724
		19,259,135

Telecommunications - 8.2%
America Movil SAB de CV(c)	1,753,242	1,591,608
Calix, Inc.(c)	769	29,676
Chunghwa Telecom Co. Ltd.	209,012	799,518
Deutsche Telekom AG	82,683	1,982,475
Extreme Networks, Inc.(a)(c)	1,453	23,451
Far EasTone Telecommunications Co. Ltd.	32,762	86,939
Freenet AG	1,564	43,959
Intouch Holdings PCL	14,675	29,098
Koninklijke KPN NV	17,929	61,562
Maxis Bhd	44,312	37,089
NEXTDC Ltd.(c)	5,071	43,811
Proximus SADP	4,552	43,736
PT Tower Bersama Infrastructure Tbk	77,612	10,258
Singapore Telecommunications Ltd.	570,149	986,846
SoftBank Corp.	132,604	1,613,205
Spark New Zealand Ltd.	51,937	166,329
Taiwan Mobile Co. Ltd.	371,150	1,169,051
Tele2 AB - Class B	8,960	70,337
Telecom Italia SpA/Milano(c)	102,652	29,860
Telefonica Brasil SA	90,612	970,374
Telefonica Deutschland Holding AG(c)	16,979	43,535
Telefonica SA	118,427	510,917
TIM SA/Brazil	18,592	65,099
TIME dotCom Bhd	53,125	58,147
Vodacom Group Ltd.	175,178	896,690
Vodafone Group PLC	664,457	600,007
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. - Class H	25,418	28,932
		11,992,509

Toys, Games & Hobbies - 0.0%(b)
Bandai Namco Holdings, Inc.	2,371	47,200

Transportation - 0.3%
Cia Sud Americana de Vapores SA	515,990	30,074
Clarkson PLC	863	31,901
Hankyu Hanshin Holdings, Inc.	2,352	71,132
Keikyu Corp.	3,367	28,743
Keisei Electric Railway Co. Ltd.	960	38,703
Odakyu Electric Railway Co. Ltd.	5,078	71,429
SG Holdings Co. Ltd.	4,033	58,312
Tokyu Corp.	6,240	73,254
West Japan Railway Co.	741	29,307
Yamato Holdings Co. Ltd.	3,750	66,675
		499,530

Water - 0.2%
American States Water Co.	3,240	258,876
SJW Group	441	28,947
		287,823
TOTAL COMMON STOCKS (Cost $138,776,204)		145,549,157

RIGHTS - 0.0%(b)	Contracts	Value
Chemicals - 0.0%(b)
Eternal Materials Co. Ltd., Expires 12/19/2023, Exercise Price $60.00(c)(d)	156	0
TOTAL RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 8.2%
Investments Purchased with Proceeds from Securities Lending - 8.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(e)	11,574,415	11,574,415

Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.29%(e)	339,735	339,735
TOTAL SHORT-TERM INVESTMENTS (Cost $11,914,150)		11,914,150

TOTAL INVESTMENTS - 108.1% (Cost $150,690,354)		$157,463,307
Liabilities in Excess of Other Assets - (8.1)%		(11,733,896)
TOTAL NET ASSETS - 100.0%		$145,729,411

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
All or a portion of this security is on loan as of November 30, 2023. The total market value of these securities was $7,768,549 which represented 5.3% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(b)	Represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting through its Valuation Designee. These securities represented $25,107 or 0.0% of net assets as of November 30, 2023.

(e)	The rate shown represents the annualized seven-day effective yield as of November 30, 2023.

Summary of Fair Value Exposure at November 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

Adasina Social Justice All Cap Global ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Advertising	1,460,387	–	–	1,460,387
Agriculture	29,955	–	–	29,955
Apparel	137,429	–	–	137,429
Auto Manufacturers	705,742	–	–	705,742
Auto Parts & Equipment	1,473,716	–	–	1,473,716
Banks	3,323,920	–	–	3,323,920
Beverages	1,754,858	–	–	1,754,858
Biotechnology	1,924,594	–	0	1,924,594
Building Materials	1,588,801	–	–	1,588,801
Chemicals	2,315,520	–	–	2,315,520
Commercial Services	8,768,308	–	–	8,768,308
Computers	4,830,341	–	–	4,830,341
Cosmetics & Personal Care	1,258,787	–	–	1,258,787
Distribution & Wholesale	4,007,113	–	–	4,007,113
Diversified Financial Services	11,758,076	–	–	11,758,076
Electric	3,311,943	–	–	3,311,943
Electrical Components & Equipment	331,248	–	–	331,248
Electronics	2,083,219	–	–	2,083,219
Energy - Alternate Sources	192,906	–	–	192,906
Engineering & Construction	679,812	–	–	679,812
Entertainment	958,838	–	–	958,838
Environmental Control	43,616	–	–	43,616
Food	3,969,498	–	–	3,969,498
Hand & Machine Tools	2,695,073	–	–	2,695,073
Healthcare - Products	8,152,872	–	–	8,152,872
Healthcare - Services	1,260,970	–	–	1,260,970
Home Builders	375,242	–	–	375,242
Home Furnishings	208,176	–	–	208,176
Household Products & Wares	1,599,924	–	–	1,599,924
Insurance	11,793,892	–	–	11,793,892
Internet	6,557,238	–	–	6,557,238
Investment Companies	171,335	–	–	171,335
Leisure Time	219,943	–	–	219,943
Lodging	388,540	–	–	388,540
Machinery - Construction & Mining	28,816	–	–	28,816
Machinery - Diversified	5,453,216	–	–	5,453,216
Media	760,441	–	–	760,441
Metal Fabricate & Hardware	827,622	–	–	827,622
Miscellaneous Manufacturers	770,647	–	–	770,647
Office & Business Equipment	58,406	–	–	58,406
Office Furnishings	58,263	–	–	58,263
Packaging & Containers	784,181	–	–	784,181
Pharmaceuticals	6,068,309	–	–	6,068,309
Private Equity	210,716	–	–	210,716
Real Estate	601,901	–	–	601,901
Retail	2,574,806	–	–	2,574,806
Savings & Loans	80,899	–	–	80,899
Semiconductors	4,852,905	–	–	4,852,905
Software	19,234,028	–	25,107	19,259,135
Telecommunications	11,992,509	–	–	11,992,509
Toys, Games & Hobbies	47,200	–	–	47,200
Transportation	499,530	–	–	499,530
Water	287,823	–	–	287,823
Common Stocks - Total	145,524,050	–	25,107	145,549,157
Rights	–	–	–	–
Investments Purchased with Proceeds from Securities Lending(b)	–	–	–	11,574,415
Money Market Funds	339,735	–	–	339,735
Total Investments	$145,863,785	$–	$25,107	$157,463,307

Refer to the Schedule of Investments for industry classifications.

Common Stock(a)
Balance as of August 31, 2023	$32,117
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	(9,520)
Purchases	2,510
Sales	-
Transfer into and/or out of Level 3	-
Balance as of November 30, 2023	$25,107

Change in unrealized appreciate/depreciation during the period for Level 3 investments held at November 30, 2023:	$(9,520)
(a)	The Level 3 securities (Common Stocks) were fair valued at $0 due to lack of market value.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.